Income Taxes (Details 3) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Oct. 01, 2007
Reconciliation of unrecognized tax benefits
Unrecognized Tax Benefits, Beginning Balance	$ 51,000	$ 106,000	$ 486,000	$ 106,000
Reduction based on prior year tax positions	0	0	(380,000)
Additions based on current year tax positions	0	0	0
Reductions based on settlements with taxing authorities	0	0	0
Reductions due to lapse in statute of limitations	(51,000)	(55,000)	0
Unrecognized Tax Benefits, Ending Balance	$ 0	$ 51,000	$ 106,000	$ 106,000